Note 9 - Leases (Details) - Lessee Future Minimum Lease Payments In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2013 Connectivity Lines [Member] USD ($)	Mar. 31, 2013 Connectivity Lines [Member] JPY (¥)	Mar. 31, 2013 Other Operating Leases [Member] USD ($)	Mar. 31, 2013 Other Operating Leases [Member] JPY (¥)
Note 9 - Leases (Details) - Lessee Future Minimum Lease Payments [Line Items]
2014				$ 807	¥ 76,000	$ 25,283	¥ 2,380,619
2014	38,816	3,654,924
2015				20	1,914	21,832	2,055,756
2015	31,957	3,009,028
2016						4,135	389,326
2016	19,513	1,837,318
2017						4,059	382,178
2017	6,412	603,737
2018						384	36,149
2018	446	42,031
2019 and thereafter						1,086	102,259
2019 and thereafter	4	421
Total minimum lease payments				827	77,914	56,779	5,346,287
Total minimum lease payments	97,148	9,147,459
Less amounts representing interest	2,884	271,623
Present value of net minimum capital lease payments	94,264	8,875,836
Less current portion	37,229	3,505,471	2,997,292
Noncurrent portion	$ 57,035	¥ 5,370,365	¥ 4,741,241